CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues		$ 650,227	$ 1,328,876	$ 2,167
Operating costs and expenses:
Cost of revenue		(660,214)	(1,323,415)	(2,016)
Sales and marketing expenses		(633)	(951)	(1,148)
General and administrative expenses		(22,786)	(25,463)	(14,330)
Service development expenses		(3,665)	(3,155)	(1,941)
Total operating costs and expenses		(687,298)	(1,352,984)	(19,435)
Other operating income		590	300	534
Government grant		29		21
Other operating expenses		(5,477)	(14,686)	(273)
Net gain on disposal of cryptocurrency assets		8,360	11,392
Impairment of cryptocurrency assets		(18,435)	(38,319)	0
Changes in fair value of derivative instrument			3,696
Changes in fair value of contingent considerations		1,247	13,936
Impairment of property and equipment		(35,224)	(22,392)
Impairment of intangible assets		(56,094)	(56)	0
Impairment of goodwill		(26,569)
Operating loss from continuing operations		(168,644)	(70,237)	(16,986)
Other income, net		9,031	594	42
Interest income		150	56	242
Interest expense		(218)	(775)
(Loss) gain from equity method investments		164	(1,184)	(1,865)
Gain on previously held equity interest			5,500
Impairment of long-term investments		(2,250)	0	(4,787)
Gain from disposal of subsidiaries		3,340	234
Loss before income tax from continuing operations		(158,427)	(65,812)	(23,354)
Income tax benefits			359	30
Net loss from continuing operations		(158,427)	(65,453)	(23,324)
Loss from discontinued operations, net of applicable income taxes			(2,224)	(8,779)
Loss on disposal of discontinued operations, net of applicable income taxes			(6,697)
Net loss from discontinued operations, net of applicable income taxes			(8,921)	(8,779)
Net loss		(158,427)	(74,374)	(32,103)
Less: Net loss attributable to noncontrolling interests from continuing operations		(3,012)	(11,792)
Less: Net gain (loss) attributable to noncontrolling interests from discontinued operations			(179)	309
Less: Net (loss) income attributable to the non-controlling interest		(3,012)	(11,971)	309
Net loss attributable to BIT Mining Limited		(155,415)	(62,403)	(32,412)
Other comprehensive income (loss):
Share of other comprehensive (loss) income of an equity method investee			631	(177)
Reclassification into loss from equity method investments			131
Foreign currency translation gain (loss)		(1,735)	2,115	2,317
Other comprehensive income (loss), net of tax		(1,735)	2,877	2,140
Comprehensive loss		(160,162)	(71,497)	(29,963)
Less: Comprehensive income (loss) attributable to noncontrolling interest		(3,142)	(11,337)	309
Comprehensive loss attributable to BIT Mining Limited		$ (157,020)	$ (60,160)	$ (30,272)
Losses per share for Class A and Class B ordinary shares outstanding-Basic and Diluted:
Net loss from Continuing Operations, Per Basic Share		$ (0.18)	$ (0.09)	$ (0.05)
Net loss from Continuing Operations, Per Diluted Share		(0.18)	(0.09)	(0.05)
Net loss from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share			(0.01)	(0.02)
Net loss from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share			(0.01)	(0.02)
Net loss Per Share, Basic		(0.18)	(0.10)	(0.07)
Net loss Per Share, Diluted		(0.18)	(0.10)	(0.07)
Losses per American Depositary Share ("ADS*") (1 ADS represnents 100 Class A ordinary shares)-Basic and Diluted:
Net loss from continuing operations	[1]	(17.84)	(8.62)	(5.42)
Net loss from discontinued operations	[1]		(1.40)	(2.11)
Net loss	[1]	$ (17.84)	$ (10.02)	$ (7.53)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic		871,036,499	622,337,974	430,011,263
Diluted		871,036,499	622,337,974	430,011,263

[1]	American Depositary Shares, which are traded on the NYSE. Each ADS represents one hundred Class A ordinary shares of the Company. Losses per ADS have been retrospectively adjusted for the ADS Ratio Change from the former ADS Ratio of 1 ADS to 10 Class A ordinary shares, to the current ADS Ratio of 1 ADS to 100 Class A ordinary shares, effective on December 23, 2022.